Related party transactions and Directors remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	£ 33.9	£ 31.9
Pension costs	0.1	0.2
Other long-term benefits	18.4	11.0
Share-based payments	26.8	21.9
Employer social security charges on emoluments	(9.6)	(6.2)
Costs recognised for accounting purposes	88.8	71.2
Employer social security charges on emoluments	(9.6)	(6.2)
Other long-term benefits - difference between awards granted and costs recognised	(9.8)	(2.5)
Share-based payments - difference between awards granted and costs recognised	(11.7)	(8.9)
Total remuneration awarded	£ 57.7	£ 53.6